Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Information
15. Segment Information
The Company operates under one reportable business segment to advance the development, manufacturing and commercialization of complex and innovative treatments for patients battling cancer and other life-threatening diseases. The determination of a single reportable business segment is consistent with the consolidated financial information regularly provided to the Company’s CODM. All of the Company’s long-term assets and operations are located in the United States, and the measure of segment assets is reported on the condensed consolidated balance sheets as total assets. The Company’s CODM is its
Chief Executive Officer
, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating
financial performance, including comparing actual results to budgets and forecasts to assess variances, identify trends, and guide strategic planning.
In addition to the significant expense categories included within the consolidated statements of operations, the below disaggregated amounts comprise significant research and development and general and administrative expenses. These expenses consist of (1) clinical, manufacturing and research contracts for research and development programs, (2) personnel-related expenses, including salaries, benefits and stock-based compensation, (3) professional fees, including third-party costs for goods and services such as lab supplies and contract research, and legal and other professional expenses, and (4) facility and other overhead expenses, including depreciation, occupancy, travel, insurance and other costs. Depreciation and amortization expense is consistent with those presented in the condensed consolidated statements of cash flows.

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(in thousands)	2025	2024	2025	2024
Research and development
Clinical, development and licensing expenses	$1,362	$873	$2,698	$3,548
Personnel related expenses	434	806	1,316	2,435
Professional fees	391	830	737	1,412
Facility and other overhead expenses	249	349	687	999

Total research and development	2,436	2,858	5,438	8,394
General and administrative
Personnel related expenses	1,309	705	3,256	2,052
Professional fees	1,744	1,281	3,748	3,585
Facility and other overhead expenses	390	411	960	1,176

Total general and administrative	$3,443	$2,397	$7,964	$6,813

17. Segment Information
The Company operates under one reportable business segment to advance the development, manufacturing and commercialization of complex and innovative treatments for patients battling cancer and other life-threatening diseases. The determination of a single reportable business segment is consistent with the consolidated financial information regularly provided to the Company’s CODM. All of the Company’s long-term assets and operations are located in the United States. The Company’s CODM is its
Chief Executive Officer
, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating
financial performance, including comparing actual results to budgets and forecasts to assess variances, identify trends, and guide strategic planning.
In addition to the significant expense categories included within the consolidated statements of operations, the below disaggregated amounts comprise significant research and development and general and administrative expenses. These expenses consist of (1) clinical, manufacturing and research contracts for research and development programs, (2) personnel-related expenses, including salaries, benefits and share-based compensation, (3) professional fees, including third-party costs for goods and services such as lab supplies and contract research, and legal and other professional expenses, and (4) facility and other overhead expenses, including depreciation, occupancy, travel, insurance and other costs.

(in thousands)	Twelve Months Ended December 31, 2024	Twelve Months Ended December 31, 2023
Research and development
Clinical, development and licensing expenses	$4,549	$5,062
Personnel related expenses	3,026	2,852
Professional fees	1,733	635
Facility and other overhead expenses	1,272	1,141

Total research and development	10,580	9,690
General and administrative
Personnel related expenses	3,454	3,006
Professional expenses	4,828	3,870
Facility and other overhead expenses	1,657	1,668

Total general and administrative	$9,939	$8,544